Seward & Kissel llp ONE BATTERY PARK PLAZA NEW YORK, NEW YORK 10004

TELEPHONE: (212) 574-1200 FACSIMILE: (212) 480-8421 WWW.SEWKIS.COM	901 K STREET, NW WASHINGTON, D.C. 20001 TELEPHONE: (202) 737-8833 FACSIMILE: (202) 737-5184

September 10, 2021
U.S. Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549

Re:	OceanPal Inc. Amended Draft Registration Statement on Form 20-F Submitted August 10, 2021 CIK No. 0001869467
Dear Sirs:
Reference is made to the draft registration statement on Form 20-F (the “Draft Registration Statement”) of OceanPal Inc. (the “Company) that was confidentially submitted to the U.S. Securities and Exchange Commission (the “Commission”) for review on June 24, 2021. By letter dated July 21, 2021 (the “First Comment Letter”), the staff of the Commission (the “Staff”) provided the Company with its comments to the Draft Registration Statement. The first amended draft registration statement on Form 20-F (the “Amended Draft Registration Statement”), which responded to the Staff’s comments contained in the First Comment Letter, was confidentially submitted to the Commission for review on August 10, 2021. By letter dated September 1, 2021 (the “Second Comment Letter”), the Staff provided the Company with its comments to the Amended Draft Registration Statement.
The Company is today confidentially submitting via EDGAR this letter, which responds to the Staff’s comments contained in the Second Comment Letter, together with its second amended draft registration statement on Form 20-F (the “Second Amended Draft Registration Statement”).
Capitalized terms used in this letter that are not otherwise defined herein have the meanings ascribed to them in the Second Amended Draft Registration Statement. The following numbered paragraphs correspond to the numbered paragraphs in the Second Comment Letter.
Amendment No. 1 to Draft Registration Statement on Form 20-F
Explanatory Note, page 3
1.
We note your response to our prior comment 2. Please revise your disclosure to describe the reasons for the spin-off transaction, as you state in your response. In addition, please disclose why you have structured the transaction to create the Series B Preferred Shares and Series C Convertible Preferred Shares, and to issue such shares to the Parent.

U.S. Securities and Exchange Commission
September 10, 2021

The Company has included additional disclosure describing the reasons for the spin-off transaction. Please see page 28 of the Second Amended Draft Registration Statement. The Company has also included additional disclosure explaining why the Company has structured the spin-off transaction to create the Series B Preferred Shares and Series C Convertible Preferred Shares, and to issue such shares to the Parent. Please see page 28 of the Second Amended Draft Registration Statement and additional discussion of the basis for the Preferred Shares of the Company in response to Comment 2, below.
General
2.          We note your response to our prior comment 12 that the distribution of the OceanPal shares to the shareholders of the Parent will not constitute a “sale” within the meaning of Section 2(a)(3) of the Securities Act because the distribution will meet the conditions in Staff Legal Bulletin No. 4. We also note your response that the spin-off will not fundamentally alter the nature of the investment of the Parent’s shareholders, when comparing their (1) pre-spin-off economic ownership of and voting power as to the Parent and (2) combined post-spin-off economic ownership of and voting power as to the Parent and the Company, such that the Parent’s shareholders will be providing “value” for the OceanPal shares. Please provide additional analysis as to whether the transactions in connection with the distribution would fundamentally alter the nature of the Diana Shipping shareholders’ investment such that the shareholders are providing value for the OceanPal shares. In that regard, please provide an analysis of the shareholders’ economic and voting interests in Diana Shipping prior to the transactions compared to their economic and voting interests in Diana Shipping and OceanPal after the transactions. Please ensure to include an analysis with respect to the rights of holders of each class of Diana Shipping’s outstanding capital stock, and to also describe the extent to which the features of the OceanPal Series B Preferred Shares and Series C Convertible Preferred Shares will differ from the features of the Diana Shipping Series B Preferred Shares and Series C Preferred Shares. In addition, please tell us whether the holders of Diana Shipping’s preferred stock will receive OceanPal common shares in the distribution, and whether they will receive OceanPal preferred shares in connection with the distribution.
The Parent has issued, in addition to its common shares, Series B, Series C and Series D preferred shares (the “Parent Series B Preferred Shares,” “Parent Series C Preferred Shares” and “Parent Series D Preferred Shares”, respectively).
The Parent Series B Preferred Shares, which were issued in 2014 in a public offering at a price of $25.00 per share, entitle the holders thereof to a preferred cash dividend at the annualized rate of 8.875% of its $25.00 stated value.  The Parent Series B Preferred Shares do not convey any voting rights to their holders.  Based upon the number of Parent Series B Common Shares outstanding, the Parent pays aggregate annual preferred dividends on the Parent Series B Preferred Shares in the approximate amount of $5.8 million. The Parent Series B Preferred Shares are a publicly traded class of securities and are held principally by non-affiliated third parties.

U.S. Securities and Exchange Commission
September 10, 2021

The Parent has also issued an aggregate of 10,675 Parent Series C Preferred Shares and 400 Parent Series D Preferred Shares to Tuscany Shipping Corp. (“Tuscany”), an entity controlled by the Parent’s Chief Executive Officer.  The Parent Series C Preferred Shares entitle the holder thereof to 1,000 votes per share, or an aggregate of 10,675,000 votes, on all matters submitted to shareholders of the Parent, and the Parent Series D Preferred Shares currently entitle the holder thereof to additional 9.0% of the total number of votes entitled to vote on any matter put to shareholders1.  Based on the Parent’s current issued and outstanding number of common shares of 88,201,669 as of the date hereof, the Parent Series C Preferred Shares and Parent Series D Preferred Shares represent approximately 10.8% and 9.0%, respectively, of the total voting power of the Parent (reflecting the aggregate of the votes eligible to be cast by the common and preferred shares).  The Parent Series C Preferred Shares and Parent Series D Preferred Shares were issued upon the recommendation of the independent directors of the Parent to grant more control to the Parent’s current management and to make it more difficult for an unaffiliated shareholder to effect a takeover of the Parent without the consent of the existing board of directors in a manner that would not dilute the economic interests of the common shareholders.  The Parent Series C Preferred Shares and Parent Series D Preferred Shares were issued at a valuation determined by an independent financial advisor engaged by a committee of disinterested directors of the Company.
The holder of the Parent’s Series C Preferred Shares and Parent Series D Preferred Shares is also the holder of an aggregate of 16,062,285 common shares of the Parent, resulting in such holder having an aggregate voting power of approximately 36.0% of the Parent.  Other insiders of the Parent own, in aggregate, approximately 16.4% of the common shares of the Parent.  As a result of the foregoing holdings, approximately 53.5% of the total voting power of the Parent is held by shareholders not affiliated with the Parent or its management.
OceanPal’s Shareholders’ Economic Rights: In connection with the Spin-Off, the common shareholders of the Parent will receive 100% of the issued and outstanding common shares of the Company.  In addition, a number of Series C Preferred Shares, having a stated value of $25.00 per share, equal to approximately 15% of the Company’s total number of common shares issued and outstanding immediately following the Spin-Off will be issued to the Parent.  These Series C Preferred Shares will entitle the Parent to an annualized dividend equal to 8.0% of the stated value of the shares, which may be paid in cash or in kind.  The dividends payable on the Company’s Series C Preferred Shares, to the extent paid in cash will directly benefit the common shareholders of the Parent

1 The Parent Series D Preferred Stock entitles the holder thereof to up to 100,000 votes per share, subject to a maximum number of votes eligible to be cast by such holder derived from the Series D Preferred Shares and any other voting security of the Company held by the holder to be equal to the lesser of (i) 36% of the total number of votes entitled to vote on any matter put to shareholders of the Company and (ii) the sum of the holder’s aggregate voting power derived from securities other than the Series D Preferred Stock and 15% of the total number of votes entitled to be cast on matters put to shareholders of the Company.

U.S. Securities and Exchange Commission
September 10, 2021

following the Spin-Off, and therefore the Parent common shareholders will not experience any material economic dilution upon the Spin-off.
The purpose of the Company’s Series C Preferred Shares issuable to the Parent are to partially compensate the Parent and its shareholders for the continuing value that the Parent is providing to the Company in connection with the right of refusal over future vessel acquisition and employment opportunities.
OceanPal’s Shareholders’ Voting Rights:  In connection with the Spin-Off, the Parent will be distributing 100% of the common shares of the Company to the common shareholders of the Parent, and the Parent will retain an aggregate number of Series B Preferred Shares of the Company, initially entitling the Parent to an aggregate of approximately 34% of the voting power of the Company immediately following the Spin-Off.  At the time of the Spin-Off, the aggregate voting power of the Series B Preferred Shares of the Company will represent less than the aggregate voting power of the Parent Series C Preferred Shares and Parent Series D Preferred Shares taken as a whole.  Additionally, the Company’s Series B Preferred Shares will be held by, and voting authority exercised by, the Parent and ultimately its independent board of directors, and not by any individual insider.  Further, while the Parent’s Chief Executive Officer will be a director and non-executive chairperson of the Company, neither she nor the Parent’s President and 8.8% holder of the Parent’s common shares will be executive officers of the Company, and therefore the voting power of the Company’s common shares not held by executives will be greater than that held by the common shareholders of the Parent.
Additionally, the Company supplementally advises the Staff that the holder of the Parent Series C Preferred Shares and Parent Series D Preferred Shares will not receive any common shares of the Company in the Spin-Off as a result of its ownership of the Parent Series C Preferred Shares or Parent Series D Preferred Shares, although it will receive common shares of the Company in the Spin-Off as a result of its ownership of common shares of the Parent. The holders of the Parent Series B Preferred Shares and Parent Series D Preferred Shares will not receive any common shares or preferred shares of the Company in connection with the Spin-Off.
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U.S. Securities and Exchange Commission
September 10, 2021

If you have any questions or comments concerning this letter, please feel free to contact the undersigned at (212) 574-1265.
Sincerely, SEWARD & KISSEL LLP By: /s/ Edward S. Horton Edward S. Horton

cc:
Eleftherios Papatrifon Chief Executive Officer
Ioannis Zafirakis, Interim Chief Financial Officer
OceanPal Inc.
Pendelis 26
175 64 Palaio Faliro
Athens, Greece